Right-of-Use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets, Net [Abstract]
Schedule of Right-of-Use Assets

Right-of-use assets consisted of the following:

	As of December 31,
	2024	2025
	US$’000	US$’000
At cost:
Offices	155	70
	155	70

Less: Accumulated amortization
Offices	93	54
	93	16
Right-of-use assets, net	62	16